Trading assets and liabilities (Tables)	6 Months Ended
Jun. 30, 2025
Trading assets and liabilities
Schedule of trading assets and liabilities

	30 June	31 December
	2025	2024
Assets	£m	£m
Loans
Reverse repos	28,165	27,127
Collateral given	6,335	7,367
Other loans	679	545
Total loans	35,179	35,039
Securities
Central and local government
- UK	3,961	2,077
- US	6,832	3,734
- Other	6,706	3,506
Financial institutions and Corporate	4,028	4,561
Total securities	21,527	13,878
Total	56,706	48,917

Liabilities
Deposits
Repos	33,911	30,562
Collateral received	11,597	12,509
Other deposits	871	895
Total deposits	46,379	43,966
Debt securities in issue	251	257
Short positions
Central and local government
- UK	2,346	2,680
- US	1,946	1,677
- Other	6,825	4,755
Financial institutions and Corporate	1,098	1,379
Total short positions	12,215	10,491
Total	58,845	54,714